Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

13.  Income Taxes

The Company had no income tax expense or benefit for the years ended December 31, 2020 and 2019. The Company has incurred net operating losses for all the periods presented.

Net loss consisted of the following (in thousands):

	December 31,	December 31,
	2020	2019
Domestic (UK)	$(54,472)	$(28,240)
Foreign (US)	(403)	(786)
Net loss	$(54,875)	$(29,026)

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	December 31,	December 31,
	2020	2019
Benefit for income taxes at the statutory rate	19.0%	19.0%
State taxes, net of federal benefit	0.0%	0.2%
Permanent differences	(5.4)%	(0.0)%
Foreign rate differential	0.0%	0.0%
Change in valuation allowance	(13.6)%	(19.2)%
Effective income tax rate	0.0%	0.0%

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019, consist of the following (in thousands):

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$25,105	$12,995
Cash to accrual	—	4,276
Other	—	2
Total deferred tax assets	$25,105	$17,273
Valuation allowance	(22,511)	(16,797)
Net deferred tax assets	$2,594	$476
Deferred tax liabilities
Depreciation and amortization	(287)	(476)
Debt discount	(1,747)	—
Other	(560)	—
Net deferred tax liability	(2,594)	(476)
Net deferred tax assets (liability)	$—	$—

As of December 31, 2020 and 2019, the Company had U.K. net operating loss carry forwards of approximately $98.1 million and $60.2 million, respectively, and U.S. federal net operating loss carry forwards of approximately $23.2 million and $5.6 million, respectively, that can be carried forward indefinitely. As of December 31, 2020 and 2019, the Company had U.S. state net operating loss carry forwards of approximately $23.0 million and $5.5 million, respectively, that begin to expire in 2038.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020 and 2019, related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	December 31,	December 31,
	2020	2019
Valuation allowance at beginning of year	$16,797	$11,198
Increases recorded to income tax provision	7,461	5,599
Decreases recorded to additional paid-in capital	(1,747)	—
Valuation allowance at end of year	$22,511	$16,797

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020 and 2019, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the U.K. deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance against its net deferred tax assets as of December 31, 2020 and 2019.

The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2020 and 2019.

The Company and its subsidiaries file income tax returns in the U.K. and U.S. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the federal, state, or foreign tax authorities, if such tax attributes are utilized in a future period.

The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s Statement of operations and comprehensive loss.